Property and Equipment - Activity (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment
Cost at beginning of period	kr 955
Cost at end of period	978	kr 955
Gross
Property and Equipment
Cost at beginning of period	1,631	1,294
Additions for the year	202	357
Disposals for the year	(95)	(6)
Cost at end of period	1,815	1,631
Accumulated amortization and impairment
Property and Equipment
Cost at beginning of period	(676)	(495)
Depreciation for the year	(233)	(185)
Cost at end of period	(837)	(676)
Leasehold improvements
Property and Equipment
Cost at beginning of period	490
Cost at end of period	450	490
Leasehold improvements | Gross
Property and Equipment
Cost at beginning of period	684	412
Additions for the year	5	6
Transfers between the classes	10	276
Disposals for the year	(5)
Cost at end of period	721	684
Leasehold improvements | Accumulated amortization and impairment
Property and Equipment
Cost at beginning of period	(194)	(132)
Depreciation for the year	(75)	(64)
Cost at end of period	(271)	(194)
Equipment, furniture and fixtures
Property and Equipment
Cost at beginning of period	426
Cost at end of period	425	426
Equipment, furniture and fixtures | Gross
Property and Equipment
Cost at beginning of period	908	649
Additions for the year	81	129
Transfers between the classes	38	134
Disposals for the year	(86)
Cost at end of period	991	908
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property and Equipment
Cost at beginning of period	(482)	(363)
Depreciation for the year	(158)	(121)
Cost at end of period	(566)	(482)
Assets under construction
Property and Equipment
Cost at beginning of period	39
Cost at end of period	103	39
Assets under construction | Gross
Property and Equipment
Cost at beginning of period	39	233
Additions for the year	116	222
Transfers between the classes	(48)	(410)
Disposals for the year	(4)	(6)
Cost at end of period	103	39
Parent Company | Reportable Legal Entities
Property and Equipment
Cost at beginning of period	129
Cost at end of period	109	129
Parent Company | Reportable Legal Entities | Gross
Property and Equipment
Cost at beginning of period	160	45
Additions for the year	4	115
Transfers between the classes	1
Disposals for the year	(15)
Cost at end of period	150	160
Parent Company | Reportable Legal Entities | Accumulated amortization and impairment
Property and Equipment
Cost at beginning of period	(31)	(19)
Depreciation for the year	(23)	(12)
Disposals for the year	13
Cost at end of period	(41)	(31)
Parent Company | Reportable Legal Entities | Leasehold improvements
Property and Equipment
Cost at beginning of period	71
Cost at end of period	67	71
Parent Company | Reportable Legal Entities | Leasehold improvements | Gross
Property and Equipment
Cost at beginning of period	78	4
Additions for the year		5
Transfers between the classes		69
Disposals for the year	(4)
Cost at end of period	74	78
Parent Company | Reportable Legal Entities | Leasehold improvements | Accumulated amortization and impairment
Property and Equipment
Cost at beginning of period	(7)	(4)
Depreciation for the year	(4)	(3)
Disposals for the year	4
Cost at end of period	(7)	(7)
Parent Company | Reportable Legal Entities | Equipment, furniture and fixtures
Property and Equipment
Cost at beginning of period	58
Cost at end of period	42	58
Parent Company | Reportable Legal Entities | Equipment, furniture and fixtures | Gross
Property and Equipment
Cost at beginning of period	82	24
Additions for the year	2	10
Transfers between the classes	1	48
Disposals for the year	(9)
Cost at end of period	76	82
Parent Company | Reportable Legal Entities | Equipment, furniture and fixtures | Accumulated amortization and impairment
Property and Equipment
Cost at beginning of period	(24)	(15)
Depreciation for the year	(19)	(9)
Disposals for the year	9
Cost at end of period	(34)	(24)
Parent Company | Reportable Legal Entities | Assets under construction | Gross
Property and Equipment
Cost at beginning of period		17
Additions for the year	2	100
Transfers between the classes		kr (117)
Disposals for the year	kr (2)